DISCONTINUED OPERATIONS (Tables)	6 Months Ended	12 Months Ended
	Jun. 11, 2013	Dec. 25, 2012
Discontinued Operations And Disposal Groups [Abstract]
Loss from Discontinued Operations Net of Tax

Loss from discontinued operations, net of tax is comprised of the following for the 24 weeks ended June 12, 2012 (in thousands):

24 Weeks Ended June 12, 2012
Revenues	$1,323
Income (loss) before income tax	38
Income tax benefit	46

Income (loss) from discontinued operations, net of income tax expense	$84

Loss from discontinued operations, net of tax is comprised of the following:

	Fiscal Year Ended
	December 28, 2010	December 27, 2011	December 25, 2012
Revenues	$2,720	$3,003	$1,505
Income (loss) before income tax	(68)	(1,179)	(821)
Income tax (expense) benefit	41	505	2

Income (loss) from discontinued operations, net of income tax	$(27)	$(674)	$(819)